KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated June 3, 2019 to the Prospectuses dated May 1, 2019 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

The Prospectuses listed above issued by Kansas City Life Insurance Company (“we,” “us,” or “Kansas City Life") are amended as follows.

Effective June 3, 2019, the following fund name changes will occur:

Previous Fund Name	New Fund Name
Dreyfus Variable Investment Fund	BNY Mellon Variable Investment Fund
Appreciation Portfolio – Initial Shares	Appreciation Portfolio – Initial Shares
Opportunistic Small Cap Portfolio – Initial Shares	Opportunistic Small Cap Portfolio – Initial Shares
Dreyfus Stock Index Fund, Inc. – Initial Shares	BNY Mellon Stock Index Fund, Inc. – Initial Shares
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

All information relating to “The Dreyfus Corporation” should be replaced with “BNY Mellon Investment Adviser, Inc.”

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.